Payments, Details - 12 months ended Oct. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 270	Taxes	KAZAKHSTAN	The Government of the Republic of Kazakhstan	Beskauga	Gold and Copper	Exploration	Open Pit
#: 2
	33,110	Fees	KAZAKHSTAN	The Government of the Republic of Kazakhstan	Beskauga	Gold and Copper	Exploration	Open Pit
#: 3
	16,680	Fees	KAZAKHSTAN	The Government of the Republic of Kazakhstan	Akkuduk	Gold and Copper	Exploration	Open Pit
#: 4
	16	Fees	KAZAKHSTAN	The Government of the Republic of Kazakhstan	Nogurbek	Gold and Copper	Exploration	Open Pit
#: 5
	22,678	Fees	KAZAKHSTAN	The Government of the Republic of Kazakhstan	Maisor	Gold and Copper	Exploration	Open Pit
#: 6
	22,451	Fees	KAZAKHSTAN	The Government of the Republic of Kazakhstan	Elemes	Gold and Copper	Exploration	Open Pit
#: 7
	22,338	Fees	KAZAKHSTAN	The Government of the Republic of Kazakhstan	Aktasty	Gold and Copper	Exploration	Open Pit
#: 8
	4,195	Fees	KAZAKHSTAN	The Government of the Republic of Kazakhstan	Besshoky	Gold and Copper	Exploration	Open Pit
#: 9
	5,669	Fees	KAZAKHSTAN	The Government of the Republic of Kazakhstan	Aimanday	Gold and Copper	Exploration	Open Pit
#: 10
	$ 11,919	Fees	KAZAKHSTAN	The Government of the Republic of Kazakhstan	South Bosshakol	Gold and Copper	Exploration	Open Pit